Taxes (Reconciliation Of Income Tax Rate And Federal Statutory Rate On Pretax Income) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes [Abstract]
U.S. statutory tax rate	35.00%	35.00%	35.00%
U.S. state income taxes, net of federal income tax benefit	2.00%	1.90%	2.00%
Income taxes outside the U.S.	(2.80%)	(2.20%)	(1.60%)
Net impact of repatriated international earnings	(0.30%)	(1.50%)	(3.40%)
Other, net	(1.30%)	(1.00%)	0.40%
Effective income tax rate	32.60%	32.20%	32.40%